Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(b-2)	(c)	(c-2)	(d)	(e)	(f)	(g)	(h)
					Average		Value of Initial Fixed $100
					Summary	Average	Investment Based on:
	Summary	Summary			Compensation	Compensation	Kronos	Peer
	Compensation	Compensation	Compensation	Compensation	Table	Actually	Worldwide	Group
	Table	Table	Actually	Actually	Total for	Paid to	Total	Total	Net
	Total for	Total for	Paid to	Paid to	Non-PEO	Non-PEO	Shareholder	Shareholder	Income
	PEO (1)	PEO2 (1)	PEO (1)(2)	PEO2 (1)(2)	NEOs (3)	NEOs (2)(3)	Return (4)	Return (4)	($) (in
Year	($)	($)	($)	($)	($)	($)	($)	($)	millions)
2022	4,570,000	1,772,000	4,570,000	1,772,000	993,792	993,792	47	61	104.5
2021	3,735,000	n/a	3,735,000	n/a	1,215,200	1,215,200	70	77	112.9
2020	3,623,000	n/a	3,623,000	n/a	1,309,200	1,309,200	67	53	63.9
2019	2,997,000	n/a	2,997,000	n/a	1,293,800	1,293,800	56	39	87.1
2018	2,631,000	n/a	2,631,000	n/a	1,482,750	1,482,750	46	48	205.0

(1)

The only PEO for each year reflected in the table is Robert D. Graham, except that for 2022 Mr. Graham served as our chief executive officer until May 2022, when James M. Buch (reflected as PEO2 for 2022 in this table) succeeded him in that position. Both Mr. Buch and Mr. Graham were executive officers for all of 2022, with Mr. Buch previously serving as president and chief operating officer until his promotion in May 2022 and with Mr. Graham continuing to serve as our vice chairman until December 31, 2022; the compensation amounts for each of them in this table reflect the full year.

(2)

For purposes of this table, the term “compensation actually paid” is the total compensation reported in the Summary Compensation Table in our proxy statement, adjusted (if applicable) as required by SEC rules; no such adjustments are applicable for the officers and years reported in this table. See the footnotes to our Summary Compensation Table in the applicable year’s proxy statement for a discussion of what we report for compensation for our named executive officers who are Contran employees and perform services to us and our subsidiaries pursuant to the ISA.

(3)The non-PEO NEOs for each year were as follows:

2022: Brian W. Christian, Benjamin R. Corona, Tim C. Hafer, John R. Sunny

2021: James M. Buch, Brian W. Christian, Andrew B. Nace, Tim C. Hafer, James W. Brown

2020: James M. Buch, James W. Brown, Brian W. Christian, Andrew B. Nace, Kelly D. Luttmer

2019: James M. Buch, James W. Brown, Kelly D. Luttmer, Brian W. Christian, Gregory M. Swalwell

2018: James M. Buch, Gregory M. Swalwell, Kelly D. Luttmer, Brian W. Christian

(4)

Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2017 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is comprised of the same companies as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2022, namely The Chemours Company, Venator Materials PLC and Tronox Ltd.

Named Executive Officers, Footnote [Text Block]

(1)

The only PEO for each year reflected in the table is Robert D. Graham, except that for 2022 Mr. Graham served as our chief executive officer until May 2022, when James M. Buch (reflected as PEO2 for 2022 in this table) succeeded him in that position. Both Mr. Buch and Mr. Graham were executive officers for all of 2022, with Mr. Buch previously serving as president and chief operating officer until his promotion in May 2022 and with Mr. Graham continuing to serve as our vice chairman until December 31, 2022; the compensation amounts for each of them in this table reflect the full year.

(3)The non-PEO NEOs for each year were as follows:

2022: Brian W. Christian, Benjamin R. Corona, Tim C. Hafer, John R. Sunny

2021: James M. Buch, Brian W. Christian, Andrew B. Nace, Tim C. Hafer, James W. Brown

2020: James M. Buch, James W. Brown, Brian W. Christian, Andrew B. Nace, Kelly D. Luttmer

2019: James M. Buch, James W. Brown, Kelly D. Luttmer, Brian W. Christian, Gregory M. Swalwell

2018: James M. Buch, Gregory M. Swalwell, Kelly D. Luttmer, Brian W. Christian

Peer Group Issuers, Footnote [Text Block]
(4)

Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2017 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is comprised of the same companies as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2022, namely The Chemours Company, Venator Materials PLC and Tronox Ltd.

Adjustment To PEO Compensation, Footnote [Text Block]

(1)

The only PEO for each year reflected in the table is Robert D. Graham, except that for 2022 Mr. Graham served as our chief executive officer until May 2022, when James M. Buch (reflected as PEO2 for 2022 in this table) succeeded him in that position. Both Mr. Buch and Mr. Graham were executive officers for all of 2022, with Mr. Buch previously serving as president and chief operating officer until his promotion in May 2022 and with Mr. Graham continuing to serve as our vice chairman until December 31, 2022; the compensation amounts for each of them in this table reflect the full year.

Non-PEO NEO Average Total Compensation Amount	$ 993,792	$ 1,215,200	$ 1,309,200	$ 1,293,800	$ 1,482,750
Non-PEO NEO Average Compensation Actually Paid Amount	$ 993,792	1,215,200	1,309,200	1,293,800	1,482,750
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)The non-PEO NEOs for each year were as follows:

2022: Brian W. Christian, Benjamin R. Corona, Tim C. Hafer, John R. Sunny

2021: James M. Buch, Brian W. Christian, Andrew B. Nace, Tim C. Hafer, James W. Brown

2020: James M. Buch, James W. Brown, Brian W. Christian, Andrew B. Nace, Kelly D. Luttmer

2019: James M. Buch, James W. Brown, Kelly D. Luttmer, Brian W. Christian, Gregory M. Swalwell

2018: James M. Buch, Gregory M. Swalwell, Kelly D. Luttmer, Brian W. Christian

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart shows the relationship between the amounts in columns (c) and (c-2) and in column (e) of the Pay Versus Performance Table, and the total shareholder return (TSR) amounts in columns (f) and (g) of the Pay Versus Performance Table. It also shows the relationship between our TSR and the peer group TSR.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart shows the relationship between the amounts in columns (c) and (c-2) and in column (e) of the Pay Versus Performance Table, and our net income as shown in column (h) of the Pay Versus Performance Table.

Total Shareholder Return Amount	$ 47	70	67	56	46
Peer Group Total Shareholder Return Amount	61	77	53	39	48
Net Income (Loss)	104,500,000	112,900,000	63,900,000	87,100,000	205,000,000.0
Robert D. Graham
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	4,570,000	3,735,000	3,623,000	2,997,000	2,631,000
PEO Actually Paid Compensation Amount	$ 4,570,000	$ 3,735,000	$ 3,623,000	$ 2,997,000	$ 2,631,000
PEO Name	Robert D. Graham
James M. Buch
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,772,000
PEO Actually Paid Compensation Amount	$ 1,772,000
PEO Name	James M. Buch